Short-term loans	12 Months Ended
Dec. 31, 2021
Short-term loans
Short-term loans
29	Short-term loans

Short-term loans are as follows:

	As at 31 December 2021			As at 31 December 2020
	Original	RMB	Annual	Original	RMB	Annual
	currency	equivalent	interest rate	currency	equivalent	interest rate
	‘000			‘000
Secured
RMB
- Fixed rate	775,945	775,945	2.00%-4.24%	1,614,700	1,614,700	2.85%-4.77%
- Variable rate	439,754	439,754	2.35%-4.96%	49,455	49,455	3.15%-3.96%

Unsecured
RMB
- Fixed rate	21,765,522	21,765,522	2.55%-4.35%	13,093,783	13,093,783	2.15%-4.75%
- Variable rate	68,767,248	68,767,248	2.80%-4.35%	51,441,800	51,441,800	2.30%-4.37%
US$
- Fixed rate	—	—	—	17,076	111,422	4.90%
PKR
- Variable rate	4,100,000	148,256	11.35%	—	—	—

Total		91,896,725			66,311,160

As at 31 December 2021, short-term loans of RMB829 million (31 December 2020: RMB1,317 million) represented the notes receivable that were discounted with recourse. As these notes receivable had not yet matured, the proceeds received were recorded as short-term loans.

As at 31 December 2021, short-term loans of RMB387 million (31 December 2020: RMB347 million)were secured by certain equipment with a net book value amounting to approximately RMB475 million (31 December 2020: RMB347 million).

As at 31 December 2021, short-term loans of RMB148 million were guaranteed by Shandong Luyi Power International Limited Company. (31 December 2020: nil).

As at 31 December 2021, no short-term loans (31 December 2020: RMB111 million) were borrowed from Hong Kong Asset Management.

As at 31 December 2021, short-term loans borrowed from Huaneng Finance amounted to RMB9,432 million (31 December 2020: RMB10,059 million) with annual interest rates ranging from 2.90% to 4.10% (31 December 2020: from 3.62% to 4.75%). Short-term loans borrowed from Tiancheng Financial Leasing amounted to RMB387 million (31 December 2020: RMB347 million) with annual interest rates ranging from 3.75% to 4.24% (31 December 2020: from 4.15% to 4.77%). Short-term loans borrowed from Huaneng Group amounted to RMB2,294 million (31 December 2020: nil) with an annual interest rate of 3.58%.